UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Michael W. Stockton

New World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imgfc900d301.jpg]

New World Fund®

Investment portfolio

January 31, 2019

unaudited

Common stocks 86.39% Information technology 14.55%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.1	75,291,500	$557,972
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,400,000	52,668
Samsung Electronics Co., Ltd.1	10,049,060	419,879
Samsung Electronics Co., Ltd., nonvoting preferred1	575,000	19,446
Mastercard Inc., Class A	1,841,500	388,796
Microsoft Corp.	3,556,000	371,353
Micron Technology, Inc.2	8,135,100	310,924
Broadcom Inc.	1,085,396	291,157
SK hynix, Inc.1	3,993,000	266,459
PagSeguro Digital Ltd., Class A2	11,015,626	237,607
Keyence Corp.1	439,000	225,531
Murata Manufacturing Co., Ltd.1	1,416,800	200,741
ASML Holding NV1	1,103,855	194,357
Visa Inc., Class A	1,346,900	181,845
Amadeus IT Group SA, Class A, non-registered shares1	2,389,892	173,630
Adobe Inc.2	571,700	141,679
StoneCo Ltd., Class A2	5,078,944	112,346
Largan Precision Co., Ltd.1	777,000	98,141
Kingdee International Software Group Co. Ltd.1	99,133,001	97,140
Tokyo Electron Ltd.1	524,900	75,498
Temenos AG1	516,000	69,768
EPAM Systems, Inc.2	439,000	62,110
Kingboard Holdings Ltd.1	17,245,000	61,285
Samsung SDI Co., Ltd.1	265,900	53,520
Infineon Technologies AG1	1,715,500	38,122
Amphenol Corp., Class A	424,000	37,278
Intel Corp.	783,900	36,937
Accenture PLC, Class A	240,000	36,852
PayPal Holdings, Inc.2	390,000	34,616
AAC Technologies Holdings Inc.1	5,355,030	33,743
Trimble Inc.2	822,200	30,964
TravelSky Technology Ltd., Class H1	10,911,500	29,558
Hamamatsu Photonics KK1	798,700	28,543
Acacia Communications, Inc.2	635,933	27,669
Apple Inc.	149,400	24,866
Inphi Corp.2	535,000	21,100
Mellanox Technologies, Ltd.2	200,000	18,682
Western Union Co.	1,020,000	18,615
Skyworks Solutions, Inc.	254,486	18,588
TE Connectivity Ltd.	225,000	18,214
Hexagon AB, Class B1	369,400	18,026
Topcon Corp.1	1,163,000	15,625
Halma PLC1	814,100	14,965
NVIDIA Corp.	103,000	14,806
Disco Corp. (Japan)1	92,000	13,594
Renesas Electronics Corp.1,2	2,033,000	11,668

New World Fund — Page 1 of 17

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Xiaomi Corp., Class B1,2	7,405,000	$9,300
Elastic NV, non-registered shares2	70,000	5,950
		5,222,133
Financials 12.78%
AIA Group Ltd.1	61,792,800	555,310
HDFC Bank Ltd.1	17,018,879	498,902
HDFC Bank Ltd. (ADR)	332,000	32,609
Kotak Mahindra Bank Ltd.1	23,820,420	420,870
China Construction Bank Corp., Class H1	297,693,000	268,864
Sberbank of Russia PJSC (ADR)1	14,261,743	193,794
Sberbank of Russia PJSC (ADR)	2,932,600	39,825
Itaú Unibanco Holding SA, preferred nominative	14,471,544	153,873
Itaú Unibanco Holding SA, preferred nominative (ADR)	6,673,500	71,006
B3 SA - Brasil, Bolsa, Balcao	24,699,600	213,121
Capitec Bank Holdings Ltd.1	2,365,357	208,086
Bank Central Asia Tbk PT1	103,069,900	207,894
Bank of China Ltd., Class H1	307,254,132	142,910
Prudential PLC1	6,737,000	131,442
Bajaj Finance Ltd.1	3,581,000	129,863
PICC Property and Casualty Co. Ltd., Class H1	97,010,000	100,882
ICICI Bank Ltd.1	11,321,721	58,030
ICICI Bank Ltd. (ADR)	3,166,980	32,335
BB Seguridade Participações SA	9,531,000	81,167
Banco Bradesco SA, preferred nominative	6,343,000	78,714
Bank of the Philippine Islands1	44,708,036	78,083
Türkiye Garanti Bankasi AS1	42,397,923	74,480
IRB Brasil Resseguros SA	3,096,300	72,382
Housing Development Finance Corp. Ltd.1	2,366,090	64,031
Moody’s Corp.	336,000	53,259
Moscow Exchange MICEX-RTS PJSC1	36,021,705	51,179
Shriram Transport Finance Co. Ltd.1	3,250,000	46,803
Grupo Financiero Galicia SA, Class B (ADR)	1,215,000	44,360
Vietnam Technological and Commercial JSCB Joint-stock Bank (The)1,2	33,130,515	40,629
Remgro Ltd.1	2,460,000	39,228
IndusInd Bank Ltd.1	1,775,000	37,774
Akbank TAS1	27,240,000	37,433
UniCredit SpA1	2,656,887	30,708
KASIKORNBANK PCL, foreign registered1	4,469,500	28,959
Eurobank Ergasias SA1,2	46,290,599	28,930
Credicorp Ltd.	115,000	27,920
Ayala Corp.1	1,380,000	24,555
Discovery Ltd.1	1,987,558	23,978
Itaúsa - Investimentos Itaú SA, preferred nominative	6,105,547	22,599
Ping An Insurance (Group) Co. of China, Ltd., Class H1	2,171,000	21,217
China Renaissance Holdings Ltd.1,2	6,910,236	19,253
Hong Kong Exchanges and Clearing Ltd.1	550,500	17,136
Metropolitan Bank & Trust Co.1	10,379,304	16,743
Agricultural Bank of China Ltd., Class H1	32,903,000	15,622
Bharat Financial Inclusion Ltd.1,2	882,000	11,802
Haci Ömer Sabanci Holding AS1	5,626,448	10,221
Chubb Ltd.	65,000	8,648
FirstRand Ltd.1	1,500,000	7,865

New World Fund — Page 2 of 17

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Axis Bank Ltd.1,2	685,500	$7,019
TCS Group Holding PLC (GDR)1	252,117	4,918
		4,587,231
Consumer discretionary 12.21%
Alibaba Group Holding Ltd. (ADR)2	3,107,465	523,577
LVMH Moët Hennessy-Louis Vuitton SE1	827,311	265,715
MercadoLibre, Inc.	601,600	218,982
Marriott International, Inc., Class A	1,624,100	186,008
Galaxy Entertainment Group Ltd.1	25,780,000	181,424
Melco Resorts & Entertainment Ltd. (ADR)	7,890,000	170,266
Hyundai Motor Co.1	1,369,199	159,429
Hermès International1	233,386	140,356
Midea Group Co., Ltd., Class A1	20,428,762	134,587
Kering SA1	264,942	133,165
Ryohin Keikaku Co., Ltd.1	548,700	130,028
Huazhu Group Ltd. (ADR)	3,887,400	123,425
EssilorLuxottica1	933,323	118,277
Wynn Macau, Ltd.1	42,516,200	105,604
Meituan Dianping, Class B1,2,3	10,495,504	65,676
Meituan Dianping, Class B1,2	5,590,168	38,022
Sony Corp.1	1,950,000	98,080
Booking Holdings Inc.2	52,900	96,956
General Motors Co.	2,469,000	96,340
Samsonite International SA1	32,690,519	96,127
Jumbo SA1	5,625,631	91,914
Sands China Ltd.1	18,498,000	88,436
NIKE, Inc., Class B	1,055,200	86,400
Ctrip.com International, Ltd. (ADR)2	2,528,437	84,197
Industria de Diseño Textil, SA1	2,767,800	77,200
adidas AG1	300,000	71,319
MakeMyTrip Ltd., non-registered shares2	2,218,200	59,048
Volkswagen AG, nonvoting preferred1	340,000	57,837
Zhongsheng Group Holdings Ltd.1	28,825,000	51,873
Bayerische Motoren Werke AG1	584,000	49,104
Astra International Tbk PT1	77,775,100	47,155
Maruti Suzuki India Ltd.1	445,000	41,595
Lojas Americanas SA, preferred nominative	5,133,100	29,654
Lojas Americanas SA, ordinary nominative	2,140,600	9,185
Hyundai Mobis Co., Ltd.1	187,717	37,999
Suzuki Motor Corp.1	695,000	36,219
Mr Price Group Ltd.1	2,121,121	35,717
InterContinental Hotels Group PLC1	542,010	30,892
Wynn Resorts, Ltd.	240,000	29,522
Matahari Department Store Tbk PT1	53,221,900	26,675
Ferrari NV1	213,900	26,600
Domino’s Pizza, Inc.	86,000	24,401
Vivo Energy PLC1	12,998,600	22,168
Daimler AG1	372,846	22,046
Eicher Motors Ltd.1	78,400	21,158
Shangri-La Asia Ltd.1	15,758,000	20,456
Chow Sang Sang Holdings International Ltd.1	13,805,851	20,276
Inchcape PLC1	2,341,650	17,617
YUM! Brands, Inc.	158,600	14,905
Toyota Motor Corp.1	223,000	13,703

New World Fund — Page 3 of 17

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
MGM Resorts International	462,000	$13,601
Motherson Sumi Systems Ltd.1	5,631,000	11,114
Brilliance China Automotive Holdings Ltd.1	11,799,172	11,112
GVC Holdings PLC1	1,093,000	9,635
Valeo SA, non-registered shares1	258,000	8,086
Pinduoduo Inc. (ADR)2	145,300	4,244
		4,385,107
Health care 8.76%
Thermo Fisher Scientific Inc.	898,520	220,739
CSL Ltd.1	1,344,828	191,077
Novartis AG1	2,090,800	182,472
AstraZeneca PLC1	2,463,100	178,433
Abbott Laboratories	2,256,000	164,643
BioMarin Pharmaceutical Inc.2	1,595,179	156,599
Carl Zeiss Meditec AG, non-registered shares1	1,620,880	146,849
Yunnan Baiyao Group Co., Ltd., Class A1	12,018,196	139,537
AbbVie Inc.	1,617,000	129,829
Hypera SA, ordinary nominative	13,606,366	118,821
Asahi Intecc Co., Ltd.1	2,459,200	107,107
Novo Nordisk A/S, Class B1	2,264,504	106,200
Zoetis Inc., Class A	997,500	85,944
PerkinElmer, Inc.	910,870	82,434
Koninklijke Philips NV1	2,017,263	79,398
Waters Corp.2	330,000	76,303
Notre Dame Intermedica Participacoes SA2	8,135,673	74,906
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	3,009,716	56,066
Grifols, SA, Class B (ADR)	401,870	7,483
Straumann Holding AG1	87,062	63,148
Bayer AG1	828,000	62,731
Illumina, Inc.2	205,800	57,581
BeiGene, Ltd. (ADR)2	442,800	57,334
Jiangsu Hengrui Medicine Co., Ltd., Class A1	5,889,896	52,688
WuXi Biologics (Cayman) Inc.1,2	5,291,200	46,573
IHH Healthcare Bhd.1	31,984,000	44,480
Teva Pharmaceutical Industries Ltd. (ADR)	2,065,000	40,990
bioMérieux SA1	577,000	40,851
Berry Genomics Co., Ltd., Class A1,2	8,755,900	39,467
Boston Scientific Corp.2	987,000	37,654
Pfizer Inc.	879,600	37,339
Merck & Co., Inc.	490,000	36,471
Ping An Healthcare and Technology Co. Ltd., Class H1,2	7,592,000	35,836
WuXi AppTec Co., Ltd. Class H1,2	3,264,900	33,285
Genomma Lab Internacional, SAB de CV, Series B2	41,949,334	29,089
HOYA Corp.1	465,000	26,924
Hugel, Inc.1,2	82,445	24,933
NMC Health PLC1	589,300	19,927
Hikma Pharmaceuticals PLC1	713,400	15,085
Piramal Enterprises Ltd.1	525,949	15,046
Danaher Corp.	135,100	14,985
OdontoPrev SA, ordinary nominative	1,977,600	8,865
Aier Eye Hospital Group Co., Ltd., Class A1	57,914	235
		3,146,357

New World Fund — Page 4 of 17

unaudited

Common stocks (continued) Industrials 7.20%	Shares	Value (000)
Airbus SE, non-registered shares1	2,934,601	$337,613
International Container Terminal Services, Inc.1,4	104,311,000	216,639
Shanghai International Airport Co., Ltd., Class A1	26,347,414	196,139
SMC Corp.1	498,500	163,660
Boeing Co.	401,400	154,788
Safran SA1	1,087,352	142,891
Adani Ports & Special Economic Zone Ltd.1	26,063,661	124,191
Azul SA, preference shares (ADR)2	3,006,527	90,948
Azul SA, preference shares2	2,979,200	30,313
Nidec Corp.1	899,800	107,873
Guangzhou Baiyun International Airport Co. Ltd., Class A1	57,863,694	102,003
GOL Linhas Aéreas Inteligentes SA, preferred nominative2	10,398,500	70,479
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR) (Brazil)2	944,799	12,821
Havells India Ltd.1	8,110,244	81,914
Jardine Matheson Holdings Ltd.1	1,119,400	74,917
Edenred SA1	1,492,100	60,586
Rolls-Royce Holdings PLC1,2	4,502,000	52,299
Koc Holding AS, Class B1	14,750,000	49,445
CCR SA, ordinary nominative	12,083,100	49,297
Daikin Industries, Ltd.1	407,900	44,091
Alliance Global Group, Inc.1	167,000,000	43,943
DP World Ltd.1	2,370,500	42,187
ASSA ABLOY AB, Class B1	2,201,637	41,025
Cummins Inc.	265,000	38,984
TransDigm Group Inc.2	93,400	36,519
Rumo SA2	6,726,701	36,241
Deere & Co.	214,200	35,129
Wizz Air Holdings PLC1,2	781,326	31,053
Aeroflot - Russian Airlines PJSC1	13,930,000	23,005
Ryanair Holdings PLC (ADR)2	295,000	20,945
Komatsu Ltd.1	551,902	14,022
MISUMI Group Inc.1	568,900	12,978
FANUC CORP.1	64,000	10,795
Johnson Controls International PLC	307,000	10,367
Caterpillar Inc.	73,000	9,721
Knorr-Bremse AG, non-registered shares1,2	91,179	9,009
DKSH Holding AG1	68,234	5,112
		2,583,942
Consumer staples 7.19%
JBS SA, ordinary nominative	119,135,500	492,914
Nestlé SA1	3,189,673	277,822
Pernod Ricard SA1	1,234,200	205,000
Godrej Consumer Products Ltd.1	13,200,702	131,771
Kirin Holdings Co., Ltd.1	4,532,000	107,862
Kweichow Moutai Co., Ltd., Class A1	898,073	93,765
British American Tobacco PLC1	2,492,500	87,942
Raia Drogasil SA, ordinary nominative	5,037,500	85,634
Carlsberg A/S, Class B1	659,721	75,468
Hengan International Group Co. Ltd.1	8,924,169	70,434
Coca-Cola Co.	1,268,900	61,072
Wal-Mart de México, SAB de CV, Series V (ADR)	1,500,000	39,465
Wal-Mart de México, SAB de CV, Series V	6,343,100	16,652
Shoprite Holdings Ltd.1	4,264,979	52,813
Reckitt Benckiser Group PLC1	670,400	51,598

New World Fund — Page 5 of 17

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Fomento Económico Mexicano, SAB de CV	5,098,000	$46,380
PepsiCo, Inc.	410,000	46,195
a2 Milk Co. Ltd.1,2	5,125,000	45,153
Thai Beverage PCL1	74,860,800	40,648
Herbalife Nutrition Ltd.2	637,700	38,071
Associated British Foods PLC1	1,199,100	37,570
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	9,602,477	34,660
Henkel AG & Co. KGaA, nonvoting preferred1	353,500	34,353
Uni-Charm Corp.1	1,059,000	32,649
CP ALL PCL, foreign registered1	12,396,600	30,879
Sun Art Retail Group Ltd.1	30,708,000	30,388
Grupo Nutresa SA	3,341,557	28,562
Emperador Inc.1	197,286,200	28,431
Chongqing Fuling Zhacai Group Co., Ltd., Class A1	8,042,950	28,010
Pigeon Corp.1	573,000	22,447
Lion Corp.1	1,027,500	21,367
Coca-Cola FEMSA, SAB de CV, Series L	3,348,000	20,923
Anheuser-Busch InBev SA/NV1	273,500	20,883
Kimberly-Clark de México, SAB de CV, Class A	12,000,000	20,031
BIM Birlesik Magazalar AS1	1,135,000	19,838
Ambev SA	3,250,000	15,603
Coca-Cola HBC AG (CDI)1	434,000	14,575
Mondelez International, Inc.	299,800	13,869
Kao Corp.1	196,000	13,812
Asahi Group Holdings, Ltd.1	320,700	13,394
L’Oréal SA, non-registered shares1	54,641	13,164
AMOREPACIFIC Corp.1	69,000	11,275
Masan Group Corp.1,2	1,457,170	4,884
Lenta Ltd. (GDR)1,2	1,372,198	4,541
		2,582,767
Materials 7.04%
Vale SA, ordinary nominative	15,096,352	188,332
Vale SA, ordinary nominative (ADR)	13,780,559	171,430
First Quantum Minerals Ltd.	25,114,900	290,725
Teck Resources Ltd., Class B	7,567,400	184,297
Freeport-McMoRan Inc.	12,817,200	149,192
Chr. Hansen Holding A/S1	1,403,900	133,124
Rio Tinto PLC1	1,528,400	84,530
Glencore PLC1	17,737,000	72,100
Pidilite Industries Ltd.1	4,100,000	64,589
UPL Ltd.1	5,140,076	56,874
International Flavors & Fragrances Inc.	393,921	55,850
Gerdau SA (ADR)	12,727,600	55,110
BHP Group PLC1	2,478,000	55,000
En+ Group PLC (GDR)1,3	6,690,000	53,854
Sika AG1	404,000	53,356
Johnson Matthey PLC1	1,332,111	53,171
Loma Negra Compania Industrial Argentina SA (ADR)2	4,099,288	53,127
Fortescue Metals Group Ltd.1	12,589,170	51,712
LafargeHolcim Ltd.1	1,068,757	50,270
Linde PLC	292,200	47,632
Alcoa Corp.2	1,475,600	43,796
Kansai Paint Co., Ltd.1	2,424,200	42,557
Yara International ASA1	1,013,000	41,881

New World Fund — Page 6 of 17

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
Akzo Nobel NV1	464,888	$40,182
Evonik Industries AG1	1,468,000	40,098
Shin-Etsu Chemical Co., Ltd.1	473,200	39,935
Air Liquide SA, non-registered shares1	293,961	35,710
Tata Steel Ltd.1	5,200,000	35,054
Celanese Corp.	365,400	34,991
Arkema SA1	364,500	34,706
LANXESS AG1	612,000	33,635
Koninklijke DSM NV1	318,000	29,792
MMG Ltd.1,2	55,900,000	20,400
SIG Combibloc Group AG1,2	1,997,000	20,299
CCL Industries Inc., Class B, nonvoting	466,600	19,673
Air Products and Chemicals, Inc.	118,000	19,398
Klabin SA, units	3,674,000	18,727
Barrick Gold Corp.	1,341,000	17,956
Amcor Ltd.1	1,745,000	17,340
Sirius Minerals PLC1,2	65,378,343	16,901
		2,527,306
Communication services 6.79%
Alphabet Inc., Class C2	432,676	483,027
Alphabet Inc., Class A2	118,464	133,377
Tencent Holdings Ltd.1	13,333,500	599,912
Facebook, Inc., Class A2	1,657,100	276,222
Naspers Ltd., Class N1	1,039,300	240,499
Activision Blizzard, Inc.	2,892,000	136,618
América Móvil, SAB de CV, Series L (ADR)	5,575,786	89,491
América Móvil, SAB de CV, Series L	3,967,600	3,177
YY Inc., Class A (ADR)2	1,253,000	86,996
Tencent Music Entertainment Group, Class A (ADR)2	4,514,286	67,489
Yandex NV, Class A2	1,836,000	61,653
Baidu, Inc., Class A (ADR)2	262,460	45,308
SoftBank Group Corp.1	544,900	42,757
China Tower Corp. Ltd., Class H1,2	134,584,000	28,828
MTN Group Ltd.1	4,368,000	28,765
HUYA, Inc. (ADR)2	1,144,000	24,001
Twenty-First Century Fox, Inc., Class A	415,600	20,493
Electronic Arts Inc.2	218,200	20,127
Bharti Airtel Ltd.1	4,350,000	18,614
Intouch Holdings PCL, foreign registered1	9,823,000	17,088
Spotify Technology SA2	104,823	14,198
		2,438,640
Energy 5.79%
Reliance Industries Ltd.1	39,756,028	693,119
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	21,079,987	343,604
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	2,950,100	41,714
Royal Dutch Shell PLC, Class B1	5,748,365	178,814
Royal Dutch Shell PLC, Class B (ADR)	349,700	21,961
Royal Dutch Shell PLC, Class A1	684,278	21,225
Kosmos Energy Ltd.2,4	23,578,257	120,957
Energean Oil & Gas PLC1,2,4	9,900,000	79,860
Exxon Mobil Corp.	747,000	54,740
Halliburton Co.	1,649,000	51,713
Noble Energy, Inc.	2,173,000	48,545

New World Fund — Page 7 of 17

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
Occidental Petroleum Corp.	707,700	$47,260
Gulf Keystone Petroleum Ltd.1,2,4	14,566,135	41,304
Oil Search Ltd.1	6,366,173	36,105
Ultrapar Participacoes SA, ordinary nominative	2,286,800	35,865
Schlumberger Ltd.	786,700	34,780
Indus Gas Ltd.1,2,4	10,429,272	33,377
Novatek PJSC (GDR)1	138,500	25,443
LUKOIL Oil Co. PJSC (ADR)1	315,000	25,284
Baker Hughes, a GE Co., Class A	1,030,000	24,277
China Oilfield Services Ltd., Class H1	23,078,000	22,889
Chevron Corp.	186,100	21,336
CNOOC Ltd.1	11,800,000	19,710
INPEX Corp.1	2,035,000	19,435
Rosneft Oil Co. PJSC (GDR)1	2,552,700	15,968
China Petroleum & Chemical Corp., Class H1	12,160,000	10,143
TOTAL SA1	167,605	9,197
		2,078,625
Utilities 2.79%
ENN Energy Holdings Ltd.1	46,280,000	445,475
China Gas Holdings Ltd.1	86,403,866	278,165
China Resources Gas Group Ltd.1	46,710,000	183,852
Equatorial Energia SA, ordinary nominative	1,512,700	36,561
Pampa Energía SA (ADR)2	740,000	26,381
Infraestructura Energética Nova, SAB de CV	4,310,500	16,926
Enel SPA1	2,360,000	14,232
		1,001,592
Real estate 1.29%
American Tower Corp. REIT	555,799	96,064
Ayala Land, Inc.1	88,803,200	75,742
Ayala Land, Inc., preference shares1,2,5	30,910,900	54
CK Asset Holdings Ltd.1	6,384,000	54,156
BR Malls Participacoes SA, ordinary nominative	12,691,634	50,631
China Overseas Land & Investment Ltd.1	10,484,000	39,453
Sun Hung Kai Properties Ltd.1	1,757,000	29,686
SM Prime Holdings, Inc.1	35,494,542	25,957
Longfor Group Holdings Ltd.1	8,042,500	24,873
Vinhomes JSC1,2	7,166,000	24,730
Fibra Uno Administración, SA de CV REIT	16,376,760	22,472
Central Pattana PCL, foreign registered1	7,100,000	18,150
		461,968
Total common stocks (cost: $23,867,895,000)		31,015,668
Rights & warrants 0.22% Health care 0.11%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20191,3	6,732,000	27,290
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 20211,3	3,365,629	13,643
		40,933
Consumer staples 0.08%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 20221,3	2,610,700	28,182

New World Fund — Page 8 of 17

unaudited

Rights & warrants (continued) Financials 0.03%	Shares	Value (000)
Axis Bank Ltd., warrants, expire 20191,2	2,786,000	$10,898
Total rights & warrants (cost: $57,036,000)		80,013
Convertible stocks 0.04% Health care 0.04%
Piramal Enterprises Ltd., convertible debenture, 7.80% 20191	11,943	13,208
Total convertible stocks (cost: $19,790,000)		13,208
Bonds, notes & other debt instruments 4.33% Bonds & notes of governments & government agencies outside the U.S. 3.49%	Principal amount (000)
Argentine Republic 6.25% 2019	$6,550	6,605
Argentine Republic (Badlar Private Banks ARS Index + 2.50%) 49.529% 20196	ARS126,270	3,407
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 65.509% 20206	17,268	506
Argentine Republic 6.875% 2021	$6,575	6,300
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 51.542% 20226	ARS60,539	1,642
Argentine Republic 7.50% 2026	$11,025	9,808
Argentine Republic 5.875% 2028	10,000	7,998
Argentine Republic 8.28% 20337,8	10,333	9,181
Argentine Republic 0% 2035	55,100	2,871
Armenia (Republic of) 7.15% 2025	6,000	6,521
Bahrain (Kingdom of) 6.75% 20293	14,050	14,273
Brazil (Federative Republic of) 10.00% 2023	BRL16,000	4,654
Brazil (Federative Republic of) 4.25% 2025	$2,505	2,533
Brazil (Federative Republic of) 10.00% 2025	BRL69,487	20,281
Brazil (Federative Republic of) 10.00% 2027	10,000	2,922
Brazil (Federative Republic of) Global 5.625% 2047	$28,070	27,990
Buenos Aires (City of) 8.95% 20217	13,290	13,423
Colombia (Republic of) 4.375% 2021	4,000	4,101
Colombia (Republic of) 4.50% 2026	13,020	13,435
Colombia (Republic of) 3.875% 2027	1,600	1,582
Colombia (Republic of) 9.85% 2027	COP5,915,000	2,342
Colombia (Republic of) 4.50% 2029	$3,825	3,921
Colombia (Republic of) 7.375% 2037	3,250	4,135
Cote d’Ivoire (Republic of) 5.75% 20327,9	11,222	10,370
Croatia (Republic of) 6.625% 2020	8,000	8,364
Croatia (Republic of) 5.50% 20233	5,415	5,794
Dominican Republic 7.50% 20217	11,450	11,891
Dominican Republic 5.50% 20253	12,700	12,922
Dominican Republic 10.375% 2026	DOP289,000	5,726
Dominican Republic 5.95% 2027	$7,820	8,064
Dominican Republic 8.625% 20273,7	4,950	5,753
Dominican Republic 11.25% 2027	DOP274,300	5,628
Dominican Republic 6.00% 20283	$4,360	4,507
Dominican Republic 7.45% 20443	18,050	19,708
Dominican Republic 7.45% 2044	5,700	6,224
Dominican Republic 6.85% 20453	2,000	2,075
Egypt (Arab Republic of) 5.75% 20203	2,000	2,024
Egypt (Arab Republic of) 5.577% 20233	2,500	2,431
Egypt (Arab Republic of) 7.50% 20273	6,800	6,755
Egypt (Arab Republic of) 6.588% 20283	2,500	2,329
Egypt (Arab Republic of) 5.625% 2030	€3,225	3,356

New World Fund — Page 9 of 17

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 8.50% 2047	$10,000	$9,654
Egypt (Arab Republic of) 8.50% 20473	4,660	4,499
Greece (Hellenic Republic of) 3.50% 2023	€1,314	1,543
Greece (Hellenic Republic of) 3.75% 2028	1,779	2,020
Greece (Hellenic Republic of) 3.90% 2033	1,858	2,012
Greece (Hellenic Republic of) 4.00% 2037	1,482	1,547
Greece (Hellenic Republic of) 4.20% 2042	1,454	1,517
Guatemala (Republic of) 4.50% 2026	$11,109	10,898
Guatemala (Republic of) 4.375% 2027	21,515	20,536
Honduras (Republic of) 8.75% 2020	5,559	5,987
Honduras (Republic of) 6.25% 2027	19,495	20,103
Indonesia (Republic of) 4.875% 2021	19,165	19,781
Indonesia (Republic of) 3.75% 2022	30,235	30,430
Indonesia (Republic of) 4.35% 20243	7,000	7,131
Indonesia (Republic of) 4.75% 20263	26,740	27,785
Indonesia (Republic of) 5.25% 2042	14,950	15,752
Iraq (Republic of) 6.752% 2023	24,200	24,218
Iraq (Republic of) 5.80% 20287	4,545	4,319
Jordan (Hashemite Kingdom of) 6.125% 20263	5,130	5,113
Jordan (Hashemite Kingdom of) 5.75% 20273	21,135	20,477
Kazahkstan (Republic of) 1.55% 2023	€1,540	1,797
Kazakhstan (Republic of) 5.125% 20253	$9,750	10,521
Kazakhstan (Republic of) 5.125% 2025	5,700	6,151
Kazakhstan (Republic of) 2.375% 2028	€4,060	4,709
Kazakhstan (Republic of) 6.50% 20453	$7,865	9,845
Kenya (Republic of) 5.875% 20193	2,605	2,620
Kenya (Republic of) 6.875% 2024	15,875	15,890
Kenya (Republic of) 6.875% 20243	5,175	5,180
Kenya (Republic of) 8.25% 20483	3,220	3,102
Kuwait (State of) 2.75% 20223	4,500	4,444
Morocco (Kingdom of) 4.25% 2022	10,425	10,554
Morocco (Kingdom of) 5.50% 2042	6,400	6,719
Nigeria (Republic of) 6.375% 2023	17,825	18,073
Nigeria (Republic of) 6.375% 20233	1,095	1,110
Nigeria (Republic of) 6.50% 20273	2,965	2,841
Pakistan (Islamic Republic of) 7.25% 20193	10,400	10,452
Pakistan (Islamic Republic of) 7.25% 2019	3,000	3,015
Pakistan (Islamic Republic of) 5.50% 20213	9,145	9,065
Pakistan (Islamic Republic of) 8.25% 2024	9,255	9,884
Pakistan (Islamic Republic of) 8.25% 20243	6,500	6,942
Pakistan (Islamic Republic of) 8.25% 20253	9,222	9,833
Pakistan (Islamic Republic of) 6.875% 20273	2,600	2,541
Panama (Republic of) 4.50% 20477	33,210	33,866
Paraguay (Republic of) 4.625% 2023	2,075	2,123
Paraguay (Republic of) 5.00% 2026	12,365	12,782
Paraguay (Republic of) 5.00% 20263	4,475	4,626
Paraguay (Republic of) 4.70% 20273	8,790	9,010
Paraguay (Republic of) 4.70% 2027	5,500	5,637
Paraguay (Republic of) 5.60% 20483	7,685	7,973
Peru (Republic of) 2.75% 2026	€8,255	10,382
Peru (Republic of) 6.55% 20377	$2,517	3,291
Peru (Republic of) 5.625% 2050	1,240	1,516
Poland (Republic of) 3.25% 2026	12,900	12,830
PT Indonesia Asahan Aluminium Tbk 5.23% 20213	3,045	3,149
PT Indonesia Asahan Aluminium Tbk 5.71% 20233	1,495	1,576

New World Fund — Page 10 of 17

unaudited

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
PT Indonesia Asahan Aluminium Tbk 6.53% 20283	$2,115	$2,327
Qatar (State of) 4.50% 20283	25,500	26,975
Romania 2.875% 2029	€8,275	9,214
Romania 5.125% 20483	$20,600	20,345
Russian Federation 4.375% 20293	10,000	9,788
Saudi Arabia (Kingdom of) 2.375% 20213	1,700	1,655
Saudi Arabia (Kingdom of) 2.894% 20223	10,500	10,337
Saudi Arabia (Kingdom of) 3.25% 20263	6,915	6,620
Saudi Arabia (Kingdom of) 3.625% 20283	12,700	12,299
Senegal (Republic of) 4.75% 20287	€13,200	14,507
South Africa (Republic of) 5.875% 2030	$8,215	8,450
South Africa (Republic of), Series R-186, 10.50% 2026	ZAR65,000	5,424
South Africa (Republic of), Series R-209, 6.25% 2036	145,000	8,017
South Africa (Republic of), Series R-214, 6.50% 2041	163,250	8,849
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	$1,900	1,886
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	2,000	1,977
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,380	3,241
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	530	524
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	16,820	16,444
Sri Lanka (Democratic Socialist Republic of) 6.20% 20273	2,960	2,772
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	14,000	13,495
Sri Lanka (Democratic Socialist Republic of) 6.75% 20283	1,990	1,918
Turkey (Republic of) 9.20% 2021	TRY34,980	5,775
Turkey (Republic of) 10.70% 2021	49,500	8,570
Turkey (Republic of) 10.70% 2022	66,355	11,199
Turkey (Republic of) 7.10% 2023	99,920	14,775
Turkey (Republic of) 7.25% 2023	$12,030	12,633
Turkey (Republic of) 8.80% 2023	TRY24,680	3,821
Turkey (Republic of) 16.20% 2023	41,300	8,329
Turkey (Republic of) 2.00% 202410	14,995	2,603
Turkey (Republic of) 9.00% 2024	30,420	4,703
Turkey (Republic of) 4.875% 2026	$38,940	35,406
Turkey (Republic of) 6.00% 2041	20,795	18,482
Turkey (Republic of) 4.875% 2043	3,100	2,437
Ukraine Government 7.75% 2022	28,000	27,149
Ukraine Government 7.75% 2027	15,200	13,749
Ukraine Government 7.375% 20327	16,200	13,848
United Mexican States 4.00% 2023	19,150	19,384
United Mexican States 3.60% 2025	4,000	3,882
United Mexican States 4.15% 2027	19,400	19,114
United Mexican States, Series M, 5.75% 2026	MXN614,200	27,665
Venezuela (Bolivarian Republic of) 7.00% 201811	$870	252
Venezuela (Bolivarian Republic of) 7.75% 201911	15,668	4,818
Venezuela (Bolivarian Republic of) 6.00% 202011	12,912	4,067
Venezuela (Bolivarian Republic of) 12.75% 20227,11	1,162	387
Venezuela (Bolivarian Republic of) 9.00% 202311	18,851	6,034
Venezuela (Bolivarian Republic of) 8.25% 202411	4,062	1,282
Venezuela (Bolivarian Republic of) 7.65% 202511	1,741	553
Venezuela (Bolivarian Republic of) 11.75% 202611	870	292
Venezuela (Bolivarian Republic of) 9.25% 202711	2,321	774
Venezuela (Bolivarian Republic of) 9.25% 202811	4,346	1,394
Venezuela (Bolivarian Republic of) 11.95% 20317,11	1,449	485
Venezuela (Bolivarian Republic of) 7.00% 203811	1,448	449
		1,255,098

New World Fund — Page 11 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes 0.84% Energy 0.41%	Principal amount (000)	Value (000)
Gazprom OJSC 9.25% 2019	$9,975	$10,097
Gazprom OJSC 6.51% 20223	5,410	5,715
Gazprom OJSC, Series 9, 6.51% 2022	17,200	18,168
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	2,400	2,181
Petrobras Global Finance Co. 6.125% 2022	1,865	1,966
Petrobras Global Finance Co. 4.375% 2023	3,015	3,013
Petrobras Global Finance Co. 6.25% 2024	885	937
Petrobras Global Finance Co. 5.299% 2025	9,500	9,557
Petrobras Global Finance Co. 8.75% 2026	10,000	11,756
Petrobras Global Finance Co. 6.85% 2115	4,340	4,221
Petróleos Mexicanos 6.375% 2021	3,145	3,200
Petróleos Mexicanos 3.50% 2023	21,375	19,638
Petróleos Mexicanos 7.19% 2024	MXN477,500	19,727
Petróleos Mexicanos 6.875% 2026	$9,240	9,148
Petróleos Mexicanos 7.47% 2026	MXN271,550	10,651
Petróleos Mexicanos 6.75% 2047	$8,651	7,561
Petróleos Mexicanos 6.35% 2048	2,960	2,486
YPF SA 8.50% 20253	8,385	8,240
		148,262
Financials 0.22%
BBVA Bancomer SA 6.50% 20213	3,275	3,401
HSBK (Europe) BV 7.25% 20213	11,150	11,720
SB Capital SA, Contingent Convertible, 5.25% 20233	5,000	5,016
UniCredit SpA 5.861% 20323,9	9,000	8,068
UniCredit SpA, Contingent Convertible, 5.375% (undated)9	€4,425	4,338
UniCredit SpA, Contingent Convertible, 6.625% (undated)9	17,584	19,348
UniCredit SpA, Contingent Convertible, 8.00% (undated)9	$22,425	20,595
VEB Finance Ltd. 6.902% 2020	5,300	5,435
		77,921
Utilities 0.08%
Cemig Geração e Transmissão SA 9.25% 20243	5,890	6,450
Eskom Holdings Ltd. 5.75% 20213	7,900	7,757
State Grid Overseas Investment Ltd. 3.50% 20273	14,225	13,899
		28,106
Materials 0.05%
Vale SA 6.25% 2026	6,455	6,947
Vale SA 6.875% 2036	1,080	1,208
Vale SA 6.875% 2039	9,725	10,843
		18,998
Industrials 0.04%
DP World Crescent 4.848% 20283	11,175	11,304
Lima Metro Line Finance Ltd. 5.875% 20343,7	3,035	3,107
		14,411
Other mortgage-backed securities 0.02%
Export Credit Bank of Turkey 5.375% 20213	7,255	7,131

New World Fund — Page 12 of 17

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 0.02%	Principal amount (000)	Value (000)
Myriad International Holdings 6.00% 2020	$6,575	$6,782
Total corporate bonds & notes		301,611
Total bonds, notes & other debt instruments (cost: $1,549,493,000)		1,556,709
Short-term securities 8.77%
3M Co. 2.43% due 3/4/20193	50,000	49,890
Alberta (Province of) 2.45% due 2/20/20193	25,000	24,966
Argentinian Treasury Bills (79.91%)–5.59% due 2/28/2019–4/30/2020	ARS3,315,581	104,346
Australia & New Zealand Banking Group, Ltd. 2.49%–2.52% due 2/7/2019–2/19/20193	$140,000	139,881
BASF SE 2.62%–2.66% due 3/25/2019–3/26/20193	98,800	98,421
Egyptian Treasury Bills 17.03%–17.25% due 4/9/2019–6/18/2019	EGP957,800	51,992
Fairway Finance Corp. 2.66% due 2/20/20193	$75,000	74,896
Federal Home Loan Bank 2.34%–2.41% due 2/20/2019–3/8/2019	481,500	480,675
Gotham Funding Corp. 2.49%–2.70% due 2/21/2019–2/26/20193	125,000	124,792
Hydro-Québec 2.51% due 2/6/20193	45,500	45,482
Liberty Street Funding Corp. 2.63%–2.66% due 2/4/2019–2/13/20193	85,000	84,946
Merck & Co. Inc. 2.39% due 2/5/20193	50,000	49,984
Mitsubishi UFJ Trust and Banking Corp. 2.65%–2.72% due 3/11/2019–3/13/20193	123,900	123,551
Mizuho Bank, Ltd. 2.55%–2.66% due 2/11/2019–3/15/20193	180,000	179,626
National Australia Bank Ltd. 2.42% due 2/14/20193	50,000	49,954
Nigerian Treasury Bills 11.30%–11.71% due 2/7/2019–2/14/2019	NGN2,783,000	7,664
Nordea Bank AB 2.67% due 2/25/20193	$100,000	99,830
Québec (Province of) 2.52%–2.54% due 2/11/2019–3/29/20193	151,900	151,387
Siemens Capital Co. LLC 2.49% due 2/19/20193	20,000	19,974
Simon Property Group, LP 2.50% due 2/5/20193	10,000	9,997
Société Générale 2.51%–2.52% due 3/18/2019–3/19/20193	150,000	149,518
Sumitomo Mitsui Banking Corp. 2.47%–2.60% due 2/1/2019–2/19/20193	105,000	104,922
Swedbank AB 2.37%–2.48% due 2/1/2019–3/18/2019	227,000	226,820
Toronto-Dominion Bank 2.46%–2.56% due 2/4/2019–3/12/20193	207,300	207,091
Total Capital Canada Ltd. 2.50%–2.51% due 2/1/2019–2/25/20193	57,800	57,749
U.S. Treasury Bills 2.31%–2.41% due 2/7/2019–4/18/2019	360,100	359,436
United Overseas Bank Ltd. 2.60% due 3/21/20193	70,000	69,761
Total short-term securities (cost: $3,145,386,000)		3,147,551
Total investment securities 99.75% (cost: $28,639,600,000)		35,813,149
Other assets less liabilities 0.25%		89,656
Net assets 100.00%		$35,902,805

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 1/31/2019 (000)
Purchases (000)	Sales (000)
USD16,608	GBP13,135	Citibank	2/8/2019	$(627)
USD29,582	BRL109,970	Goldman Sachs	2/14/2019	(546)
USD9,875	CNH66,829	Citibank	2/27/2019	(91)
USD63,452	CNH429,387	HSBC Bank	2/27/2019	(578)
USD6,096	EUR4,810	Citibank	3/6/2019	576
EUR4,810	USD5,504	Morgan Stanley	3/6/2019	17

New World Fund — Page 13 of 17

unaudited

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 1/31/2019 (000)
Purchases (000)	Sales (000)
USD7,017	EUR5,485	Goldman Sachs	3/8/2019	$721
USD3,606	EUR2,850	Goldman Sachs	3/8/2019	335
EUR8,335	USD9,539	Morgan Stanley	3/8/2019	29
USD16,632	EUR13,100	JPMorgan Chase	3/15/2019	1,584
EUR13,100	USD15,001	Morgan Stanley	3/15/2019	46
USD4,098	EUR3,225	Goldman Sachs	4/12/2019	383
EUR3,225	USD3,703	Morgan Stanley	4/12/2019	12
				$1,861

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Common stocks 1.37%
Industrials 0.60%
International Container Terminal Services, Inc.1	109,941,420	—	5,630,420	104,311,000	$3,285	$37,548	$—	$216,639
Energy 0.77%
Kosmos Energy Ltd.2	18,860,000	4,718,257	—	23,578,257	25	(24,723)	—	120,957
Energean Oil & Gas PLC1,2	9,900,000	—	—	9,900,000	—	391	—	79,860
Gulf Keystone Petroleum Ltd.1,2	14,566,135	—	—	14,566,135	—	(122)	—	41,304
Indus Gas Ltd.1,2	10,429,272	—	—	10,429,272	—	(1,283)	—	33,377
								275,498
Total 1.37%					$3,310	$11,811	$—	$492,137

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $19,042,606,000, which represented 53.04% of the net assets of the fund. This amount includes $18,843,026,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,540,513,000, which represented 7.08% of the net assets of the fund.
4	Represents an affiliated company as defined under the Investment Company Act of 1940.
5	Value determined using significant unobservable inputs.
6	Coupon rate may change periodically.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Step bond; coupon rate may change at a later date.
10	Index-linked bond whose principal amount moves with a government price index.
11	Scheduled interest and/or principal payment was not received.

New World Fund — Page 14 of 17

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $307,638,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews

New World Fund — Page 15 of 17

unaudited

changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,495,622	$2,726,511	$—	$5,222,133
Financials	931,818	3,655,413	—	4,587,231
Consumer discretionary	1,770,711	2,614,396	—	4,385,107
Health care	1,438,009	1,708,348	—	3,146,357
Industrials	596,552	1,987,390	—	2,583,942
Consumer staples	925,371	1,657,396	—	2,582,767
Materials	1,350,236	1,177,070	—	2,527,306
Communication services	1,462,177	976,463	—	2,438,640
Energy	846,752	1,231,873	—	2,078,625
Utilities	79,868	921,724	—	1,001,592
Real estate	169,167	292,747	54	461,968
Rights & warrants	—	80,013	—	80,013
Convertible stocks	—	13,208	—	13,208
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,255,098	—	1,255,098
Corporate bonds & notes	—	301,611	—	301,611
Short-term securities	—	3,147,551	—	3,147,551
Total	$12,066,283	$23,746,812	$54	$35,813,149

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$3,703	$—	$3,703
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,842)	—	(1,842)
Total	$—	$1,861	$—	$1,861

*	Forward currency contracts are not included in the investment portfolio.

New World Fund — Page 16 of 17

unaudited

Key to abbreviations and symbols
ADR = American Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
CDI = CREST Depository Interest
CNH = Chinese yuan renminbi
COP = Colombian pesos
DOP = Dominican pesos
EGP = Egyptian pounds
EUR/€ = Euros
GBP = British pounds
GDR = Global Depositary Receipts
MXN = Mexican pesos
NGN = Nigerian naira
TRY = Turkish lira
USD/$ = U.S. dollars
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-036-0319O-S66080	New World Fund — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 29, 2019